Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

21. Business Combination

Qingdao Oranda Supply Chain Management Co., Ltd.

In January 2024, the Group acquired a 51% stake in Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”), a company based in Qingdao, Shandong. Oranda offers comprehensive logistics services including cargo identification, transportation, warehousing, customs clearance, and insurance. The purchase price is contingent on Oranda’s performance, with a mix of cash and the Group’s Class A ordinary shares to be paid in 2027, based on Oranda’s average net profit until December 31, 2026. At the acquisition date, the cash balance of Oranda was RMB7,709. On October 10, 2024, the Group and Oranda agreed to terminate the equity purchase agreement, and the 51% equity interests acquired was returned to the original owner of Oranda, which lead a RMB 416,179 reverse in non-controlling interest. No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination.

Shenzhen Jiniu International Logistics Co., Ltd.

In January 2024, the Group acquired a 51% stake in Shenzhen Jiniu International Logistics Co., Ltd. (“Jiniu”), located in Shenzhen. Focusing on supply chain management and logistics services, particularly for the Middle East trade lane, Jiniu offers a range of services from cargo transportation to technology export. The acquisition closed on January 15, 2024 and the Company obtained control of 51% of Jiniu equity interest. The final purchase price will be determined by Jiniu’s performance and will be paid in a combination of cash and the Group’s Class A ordinary shares in 2027, based on Jiniu’s average net profit until the end of 2026. The net assets of Jiniu was negative RMB 19,755 at the time of acquisition, including cash balance of RMB972. Jiniu incurred a net loss of RMB 183,146 from the date of acquisition to June 30, 2024 and RMB169,280 (US$ 23,647) for the six months ended June 30, 2025. These amounts are considered insignificant to the Group’s net assets as of December 31, 2024 and net losses for the six months ended June 30, 2024; therefore, no pro forma information of Jiniu are presented.

HYTX warehouse Inc.

In April 2024, the Group acquired a 51% stake in HYTX Warehouse Inc. (“HYTX”), a logistics company headquartered in California, U.S.A. The final purchase price will be determined by HYTX’s performance and will be paid in a combination of cash and the Group’s Class A ordinary shares in 2027, based on HYTX’s average net profit until the end of 2026. The net assets of HYTX was negative RMB11,960 at the time of acquisition, including cash balance of RMB135,750. On March 18, 2025, the Group and HYTX agreed to terminate the equity purchase agreement, and the 51% equity interests acquired was returned to the original owner of HYTX, which lead a RMB18,457 (US$ 2,578) reverse in non-controlling interest. No consideration was given to the original owner pursuant to the termination agreement and all parties were relieved of their obligations as a result of the termination.

The transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. Based on financial statements of the companies above at the time of the acquisition, the fair value of these entities at the time of acquisition was considered immaterial. The Group made a forecast for next three years (up to December 2026) of Jiniu based on its historical performance, and as a result, there is high possibility that it will not reach the minimum required net income amount for receiving any consideration. Thus, the Group concluded that the consideration for this acquisition is nil.

The contingent payment is more like an incentive to the selling shareholders for transferring their resource into the new companies to achieve long term growth of the companies, which should recognized as the compensation.

An award based on a fixed dollar amount is a liability in accordance with ASC 480-10-25-14. Liability classification is also appropriate for an award that has several possible fixed dollar amount settlements that are not solely or predominantly based on the value of the company’s shares. The compensation for the selling shareholders is calculated based on the average net income for the next three years (up to December 2026), so it should be accounted for as a liability award with a performance condition. The monetary value of the purchase price only fluctuates based on changes in average net income for the next three years, not stock price. Expense would not be recognized until achievement of one of the performance targets is deemed probable. The expense to be recognized would be based on the Group’s best estimate of the ultimate outcome at the end of each reporting period. Once the number of shares are issued, the award would be reclassified to equity.

Based on the Group’s forecast for next three years (up to December 2026) of Jiniu based on their historical performance, there is high possibility that they will not reach the minimum required net income amount for receiving any consideration. Therefore, no expenses or liabilities were recorded as of December 31, 2024 and June 30, 2025.

HK(FASTFLY) International Logistics Co., Limited

In April 2024, the Group acquired a 51% stake in HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”) with no consideration. Jiniu’s 49% shareholder acquired 49% of FASTFLY with no consideration. FASTFLY will deal with overseas orders for Jiniu. The net assets of FASTFLY was negative RMB14,937 at the time of acquisition. FASTFLY incurred a net loss of RMB 12,401 and RMB 3,914 (US$547) from the date of acquisition to December 31, 2024 and during the six months ended June 30, 2025.